Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Leases [Abstract]
Leases
15.	LEASES
On July 1, 2014, BioTE Medical entered into a contract to lease office space in the Las Colinas Business Center in Irving, TX. Subsequent to execution of the contract, the Company revised the lease to include additional space and extend the lease term through
June 30, 2023
.
The Company recognizes operating lease costs on a straight-line basis over the lease term within Selling, general and administrative expense in the condensed consolidated statement of income and comprehensive income. The following table contains a summary of the operating lease costs recognized under ASC 842 and supplemental cash flow information for leases for the three and nine months ended September 30, 2022 and 2021:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Fixed lease expense	$61	$61	$183	$183

Total lease cost	$61	$61	$183	$183

Other information:
Cash paid for amounts included in the measurement of lease liabilities	$64	$64	$193	$193
The following table summarizes the balance sheet classification of the Company’s operating leases, amounts of ROU assets and lease liabilities, the weighted average remaining lease term, and the weighted average discount rate for the Company’s operating leases:

	September 30, 2022	December 31, 2021
Lease assets
Operating lease right-of-use assets	$181	$356

Total lease assets	$181	$356

Lease liabilities
Current:
Operating lease liabilities	$190	$248
Non-current:
Operating lease liabilities	—	127

Total lease liabilities	$190	$375

Weighted-average remaining lease term — operating leases (years)	0.75	1.50
Weighted-average discount rate — operating leases	3.75%	3.75%
The following table summarizes the payments by date for the Company’s operating lease, which is then reconciled to our total lease obligation, as of September 30, 2022:

2022 (remaining three months)	$64
2023	128

Total lease payments	192
Less: Interest	(2)

Present value of lease liabilities	$190

10. LEASES
On July 1, 2014, the Company entered into a contract to lease office space in the Las Colinas Business Center in Irving, TX. Subsequent to execution of the contract, the Company revised the lease to include additional space and extend the lease term through June 30, 2023. The Company was not a party to any lease arrangements prior to this lease.
The Company recognizes operating lease expense on a straight-line basis over the lease term. The Company utilizes the straight-line method of recognizing lease expense. The following table contains a summary of the lease costs recognized under ASC 842 and supplemental cash flow information for leases for the years ended December 31, 2021, 2020, and 2019 (in thousands):

Operating Leases	The year ended December 31,
	2021	2020	2019
Fixed lease expense	$244	$244	244

Total lease cost	244	244	$244

Other information:
Cash paid for amounts included in the measurement of lease liabilities	$257	$257	$257
The following table summarizes the balance sheet classification of the Company’s operating leases, amounts of right-of-use
assets and lease liabilities, the weighted average remaining lease term, and the weighted average discount rate for the Company’s operating leases (asset and liability amounts are in thousands):

Leases	December 31
	2021	2020
Assets
Operating lease right-of-use assets	$356	$582

Total lease assets	$356	$582

Liabilities
Current
Operating lease liabilities	$248	$239
Noncurrent
Operating lease liabilities	127	375

Total lease liabilities	$375	$614

Weighted-average remaining lease term—operating leases (years)	1.50	2.50
Weighted-average discount rate—operating leases	3.75%	3.75%
The following table summarizes the payments by date for the Company’s operating lease, which is then reconciled to our total lease obligation (in thousands):

Maturity of Lease Liabilities	The year ended December 31, 2021
Operating Leases
2022	$257
2023	128
2024	—
2025	—
Thereafter	—

Total lease payments	385
Less: interest	(10)

Present value of lease liabilities	$375